Property and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment
5.	PROPERTY AND EQUIPMENT

Property and equipment consist of the following (in thousands):

	December 31,
	2013	2012
Furniture and equipment	$3,798	$3,033
Surgical instruments	19,345	16,470
Leasehold improvements	608	497

	23,751	20,000
Less accumulated depreciation and amortization	(11,056)	(7,704)

	$12,695	$12,296

Included in property and equipment are instrument sets used by surgeons during the implant process. Depreciation on the instrument sets commences once the instrument set has been placed into service. As of December 31, 2013 and 2012, the Company had $2.0 million and $3.3 million, respectively, in instrument sets that had not yet been placed into service.

The Company had approximately $690,000 and $661,000 in instrument sets and equipment under capital lease as of December 31, 2013 and 2012, respectively, and accumulated amortization thereon of approximately $660,000 and $500,000, respectively.

For the years ended December 2013, 2012 and 2011, the Company recorded depreciation expense of $3.5 million, $2.7 million and $2.0 million, respectively, including amortization of instrument sets and equipment under capital leases of $133,000, $129,000 and $181,000, respectively.